Stock-Based Compensation Plans - Stock-Based Compensation Plans Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended								12 Months Ended
	Sep. 30, 2011 Y	Sep. 30, 2010	Sep. 30, 2009	Aug. 05, 2010	Aug. 04, 2008	Sep. 30, 2011 Restricted Stock Units (RSUs) [Member]	Sep. 30, 2010 Restricted Stock Units (RSUs) [Member]	Sep. 30, 2009 Restricted Stock Units (RSUs) [Member]	Sep. 30, 2011 Restricted Incentive Award [Member]	Sep. 30, 2010 Restricted Incentive Award [Member]	Sep. 30, 2009 Restricted Incentive Award [Member]	Aug. 04, 2011 Restricted Incentive Award [Member]	Aug. 05, 2010 Restricted Incentive Award [Member]	Sep. 30, 2011 Cash Settled [Member] Stock Appreciation Rights (SARs) [Member] Y	Sep. 30, 2010 Cash Settled [Member] Stock Appreciation Rights (SARs) [Member] Y	Sep. 30, 2009 Cash Settled [Member] Stock Appreciation Rights (SARs) [Member] Y
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term														5.0	6.0	6.0
Stock Based Compensation Awards [Abstract]
Stock-based compensation awards recognized	$ 1.7	$ 2.2	$ 1.6						$ 0.6	$ 0.2	$ 0.3
Recognized deferred tax beneft	0.6	0.9	0.6
Compensation cost related to nonvested awards not yet recognized	1.9
Awards not yet recognized. weighted average period to be recognized	2.59
Employee Service Share-based Compensation, Cash Flow Effect, Cash Used to Settle Awards	0.9	0
Restricted Stock Awards [Abstract]
Fair value of restricted stock awards vested						$ 0.7	$ 0.5	$ 0
Nonvestsed restricted stock awards							13,000
Grant date value per share							$ 55.59
Other Stock-Based Compensation [Abstract]
Number Of Employees Issued Restricted Incentive Award				1	12
Forfeited Stock Incentive Awards, Number Of Employees					2
Cash payment equal to value of shares of stock												1,200	5,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate														30.00%	30.60%	30.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate														0.96%	2.22%	2.79%
Expected dividends														0.00%	0.00%	0.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Of Awards, Per Share														$ 30.27	$ 19.31	$ 22.25